ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of June 30, 2026 and December 31, 2025, the Company owed accounts payable and accrued expenses of $9,667,042 and $8,043,143, respectively.

These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.

	June 30,	December 31,
	2026	2025
Accounts Payable	$3,006,412	$2,950,052
Credit Cards	33,741	37,400
Accrued Interest	3,031,964	2,849,977
Accrued Expenses	3,594,925	2,205,714
Total Accounts Payable and Accrued Expenses	$9,667,042	$8,043,143

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of December 31, 2025 and 2024, the Company owed accounts payable and accrued expenses of $8,043,143 and $5,893,351, respectively. These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.

	December 31,	December 31,
	2025	2024
Accounts Payable	$2,950,052	$2,364,398
Credit Cards	37,400	25,118
Accrued Interest	2,849,977	2,439,466
Accrued Expenses	2,205,714	1,064,369
Total Accounts Payable and Accrued Expenses	$8,043,143	$5,893,351